Note 2 - Summary of Significant Accounting Policies (Details Textual) - USD ($)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Total cash		$ 2,267,868
Current investments		$ 0	$ 0	$ 589,275
Investment Interest Rate Range End		50.00%
Restricted cash and cash equivalents		$ 218,888
Restricted cash and cash equivalents, monthly reduction		10,424
Impairment loss		$ 156,717	$ 0	63,522
Applicable tax rate		21.00%	35.00%
Tax effect from change in tax rate	[1]		$ 9,472,000
Income from government grants		0	0	14,027
Research and development credit accrued and/or collected		1,905,593	1,287,539	0
Reserach and development expense recovery		$ 1,481,260	$ 1,695,383	0
Transfers of research and development to entity, related party transactions				$ 714,000
Patents and licenses [member]
Statement Line Items [Line Items]
Useful life, intangible assets		12 years
Customer-related intangible assets [member]
Statement Line Items [Line Items]
Useful life, intangible assets		5 years
Machinery and equipment [member]
Statement Line Items [Line Items]
Useful life, property plant and equipment		5 years
Leasehold improvements [member]
Statement Line Items [Line Items]
Useful life, property plant and equipment		5 years
Office equipment [member] | Bottom of range [member]
Statement Line Items [Line Items]
Useful life, property plant and equipment		3 years
Office equipment [member] | Top of range [member]
Statement Line Items [Line Items]
Useful life, property plant and equipment		5 years
U.S. term deposits [member]
Statement Line Items [Line Items]
Current investments		$ 300,000
Investment Interest Rate Range End		131.00%

[1]	Due to the reduction of US corporate tax rates from 35% to 21%, the Company will not be able to apply $9,472,000 against any future US taxes payable.